[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

January 11, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Ohio National Fund (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

On behalf of the above registrant, enclosed herewith for electronic filing is a revised definitive proxy statement on Schedule 14A regarding the proposed liquidation of the Ohio National Fund, Inc.’s Money Market Portfolio.

Should you have any questions or comments regarding the filings, please contact me at (513) 794-6779.

Sincerely,

/s/ Emily Bae
Emily Bae
Senior Assistant Counsel